Annual Total Returns[BarChart] - Invesco VI Balanced-Risk Allocation Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.92%	10.98%	1.70%	5.91%	(4.10%)	11.64%	10.16%	(6.46%)	15.21%	10.22%